J. & W. Seligman & Co.
                                  Incorporated


                                               February 28, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Seligman Global Fund Series, Inc. (the "Fund")
         Post-Effective Amendment No. 29
         File Nos. 33-44186 and 811-6485

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 25, 2000.

If you have  any  questions,  please  do not  hesitate  to  contact  me at (212)
850-1375.


                                       Very truly yours,

                                    /s/Jennifer G. Muzzey

                                       Jennifer G. Muzzey
                                       Legal Assistant


JGM:jgm


             100 Park Avenue New York, New York 10017 (212) 850-1864